Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Beginning Balance	¥ 3,841,996	¥ 3,653,898	¥ 3,614,322	¥ 3,414,178
Total other comprehensive income (loss)	(60,937)	(103,542)	115,006	115,327
Ending Balance	3,805,016	3,570,916	3,805,016	3,570,916
Net unrealized gains (losses) on investment in securities
Beginning Balance	(283,445)	(216,759)	(183,034)	(72,892)
Net unrealized gains (losses)	48,481	(38,088)	(48,503)	(181,083)
Reclassification adjustment included in net income, net of tax	(1,135)	(428)	(4,563)	(1,300)
Total other comprehensive income (loss)	47,346	(38,516)	(53,066)	(182,383)
Transaction with noncontrolling interests			0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	0
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	9	0	8	0
Ending Balance	(236,108)	(255,275)	(236,108)	(255,275)
Impact of changes in policy liability discount rate
Beginning Balance	275,092	196,902	164,516	37,536
Net unrealized gains (losses)	(45,910)	10,017	64,666	169,383
Total other comprehensive income (loss)	(45,910)	10,017	64,666	169,383
Transaction with noncontrolling interests			0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	0
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	229,182	206,919	229,182	206,919
Debt valuation adjustments
Beginning Balance	152	281	275	221
Net unrealized gains (losses)	(23)	(45)	(137)	21
Reclassification adjustment included in net income, net of tax	(3)	(3)	(12)	(9)
Total other comprehensive income (loss)	(26)	(48)	(149)	12
Transaction with noncontrolling interests			0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	0
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	126	233	126	233
Defined benefit pension plans
Beginning Balance	(3,706)	(8,390)	(3,617)	(8,072)
Net unrealized gains (losses)	76	171	127	(54)
Reclassification adjustment included in net income, net of tax	(71)	(47)	(211)	(138)
Total other comprehensive income (loss)	5	124	(84)	(192)
Transaction with noncontrolling interests			0
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	(6)	(4)	(6)	(2)
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	(3,695)	(8,262)	(3,695)	(8,262)
Foreign currency translation adjustments
Beginning Balance	314,152	239,035	155,912	61,914
Net unrealized gains (losses)	(59,480)	(79,909)	98,920	105,084
Reclassification adjustment included in net income, net of tax	2,548	2,144	7,731	2,246
Total other comprehensive income (loss)	(56,932)	(77,765)	106,651	107,330
Transaction with noncontrolling interests			11
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	(4,061)	(4,029)	1,130	3,857
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	(97)	(86)	66	2
Ending Balance	261,378	165,385	261,378	165,385
Net unrealized gains (losses) on derivative instruments
Beginning Balance	24,455	19,847	22,083	2,788
Net unrealized gains (losses)	(7,527)	5,134	(904)	22,216
Reclassification adjustment included in net income, net of tax	2,107	(2,488)	(2,108)	(1,039)
Total other comprehensive income (loss)	(5,420)	2,646	(3,012)	21,177
Transaction with noncontrolling interests			(176)
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	22	491	(118)	1,963
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	19,013	22,002	19,013	22,002
Accumulated other comprehensive income (loss)
Beginning Balance	326,700	230,916	156,135	21,495
Total other comprehensive income (loss)	(60,937)	(103,542)	115,006	115,327
Transaction with noncontrolling interests			(165)
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	(4,045)	(3,542)	1,006	5,818
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	(88)	(86)	74	2
Ending Balance	¥ 269,896	¥ 131,002	¥ 269,896	¥ 131,002